Performance Management - Capital Group Core Balanced ETF	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.02% (quarter ended March 31, 2024) Lowest 1.30% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1.30%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date – 9/26/2023)	16.67%	22.18%
− After taxes on distributions	15.89	21.37
− After taxes on distributions and sale of fund shares	10.00	16.73

Indexes	1 year	Lifetime (since fund’s inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	30.63%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.04	20.40
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	6.26
The fund’s annualized 30-day yield at December 31, 2024: 2.58% (For current yield information, please call (800) 421-4225 or visit capitalgroup.com/etf.)

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024:
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Thirty Day Yield Caption [Optional Text]	The fund’s annualized 30-day yield at December 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	2.58%
Performance Availability Website Address [Text]	capitalgroup.com/etf